CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,702,352)	$ (1,874,080)
Change in fair value of warrant liability	3,032,292	1,975,156
Interest earned on marketable securities held in Trust Account	(29,303)	(787,350)
Unrealized gain on marketable securities held in Trust Account	0	(2,056)
Deferred tax (benefit) provision	(432)	384
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(82,275)	77,134
Accrued expenses	1,454,171	20,939
Income taxes payable	(5,883)	(21,051)
Net cash used in operating activities	(1,333,782)	(610,924)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account paid to redeeming stockholders	39,322,910	0
Cash withdrawn from Trust Account for franchise tax, income tax payments and working capital needs	538,128	419,894
Net cash provided by investing activities	39,861,038	419,894
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	800,000	0
Redemption of common stock	(39,322,910)	0
Net cash used in financing activities	(38,522,910)	0
Net Change in Cash	4,346	(191,030)
Cash – Beginning of period	171,540	362,570
Cash – End of period	175,886	171,540
Supplementary cash flow information:
Cash paid for income taxes	26,642	47,779
Non-cash investing and financing activities:
Accretion of common stock to redemption amount	$ (391,507)	$ 347,597